Short-Term Borrowings	6 Months Ended
Feb. 28, 2021
Short-Term Borrowings [Abstract]
Short-Term Borrowings

7. SHORT-TERM BORROWINGS

A summary of our accounts receivable securitization program is as follows:

	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Accounts receivable securitization program, beginning of period	200	120	200	40
Proceeds received from accounts receivable securitization	-	80	-	160
Repayment of accounts receivable securitization	-	-	-	-
Accounts receivable securitization program, end of period	200	200	200	200

	February 28, 2021	August 31, 2020
Trade accounts receivable sold to buyer as security	485	446
Short-term borrowings from buyer	(200)	(200)
Over-collateralization	285	246